Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001031661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
THIRD AVENUE VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAVFX
THIRD AVENUE VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVFVX
THIRD AVENUE VALUE FUND | Z Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAVZX
THIRD AVENUE SMALL-CAP VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TASCX
THIRD AVENUE SMALL-CAP VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVSVX
THIRD AVENUE SMALL-CAP VALUE FUND | Z Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TASZX
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAREX
THIRD AVENUE REAL ESTATE VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVRVX
THIRD AVENUE REAL ESTATE VALUE FUND | Z Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TARZX
Third Avenue International Real Estate Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIFX
Third Avenue International Real Estate Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIYX
Third Avenue International Real Estate Value Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIZX